UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

PERMAL ALTERNATIVE SELECT FUND

FORM N-Q

JANUARY 31, 2016

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited)	January 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 28.5%
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 3.6%
American Axle & Manufacturing Holdings Inc.	6,398	$82,022	*
Compagnie Generale des Etablissements Michelin	1,246	114,594	(a)
GKN PLC	29,793	118,720	(a)
Goodyear Tire & Rubber Co.	7,172	203,756	(b)
Koito Manufacturing Co., Ltd.	3,300	152,853	(a)
Lear Corp.	636	66,036
Magna International Inc.	1,732	59,910
NGK Spark Plug Co., Ltd.	4,600	109,240	(a)

Total Auto Components		907,131

Diversified Consumer Services - 0.2%
Service Corporation International	1,758	42,526

Hotels, Restaurants & Leisure - 0.8%
Caesars Acquisition Co., Class A Shares	949	5,694	*
Caesars Entertainment Corp.	2,066	14,318	*
ClubCorp Holdings Inc.	1,468	17,572
Intrawest Resorts Holdings Inc.	127	1,068	*
MGM Resorts International	5,847	117,408	*(b)
OPAP SA	93	685	(a)
Pinnacle Entertainment Inc.	926	28,280	*
Planet Fitness Inc., Class A Shares	1,600	22,864	*

Total Hotels, Restaurants & Leisure		207,889

Internet & Catalog Retail - 0.7%
Netflix Inc.	1,900	174,496	*(c)

Media - 0.5%
Clear Channel Outdoor Holdings Inc., Class A Shares	3,489	17,619
Comcast Corp., Class A Shares	774	43,120
Time Warner Cable Inc.	335	60,973

Total Media		121,712

Specialty Retail - 1.6%
Office Depot Inc.	6,215	32,007	*
Restoration Hardware Holdings Inc.	4,300	264,966	*(c)
Tiffany & Co.	1,300	82,992
Vitamin Shoppe Inc.	963	29,304	*

Total Specialty Retail		409,269

Textiles, Apparel & Luxury Goods - 1.2%
Michael Kors Holdings Ltd.	7,800	311,220	*(c)

TOTAL CONSUMER DISCRETIONARY		2,174,243

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Whole Foods Market Inc.	880	25,793

FINANCIALS - 1.0%
Banks - 0.0%
ICICI Bank Ltd., Sponsored ADR	340	2,261

Capital Markets - 0.2%
Apollo Global Management LLC, Class A Shares	1,506	20,452
Fortress Investment Group LLC, Class A Shares	3,884	16,390	(b)

Total Capital Markets		36,842

Consumer Finance - 0.2%
Ally Financial Inc.	949	15,042	*
Navient Corp.	3,020	28,871
Santander Consumer USA Holdings Inc.	1,598	16,699	*

Total Consumer Finance		60,612

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Diversified Financial Services - 0.4%
WL Ross Holding Corp.	10,000	$100,300	*

Insurance - 0.1%
Ambac Financial Group Inc.	838	11,766	*

Real Estate Investment Trusts (REITs) - 0.1%
Campus Crest Communities Inc.	1,807	12,504	*
New Residential Investment Corp.	2,084	23,737

Total Real Estate Investment Trusts (REITs)		36,241

TOTAL FINANCIALS		248,022

HEALTH CARE - 5.2%
Biotechnology - 1.3%
Alder Biopharmaceuticals Inc.	1,800	43,524	*
Alexion Pharmaceuticals Inc.	700	102,151	*
Dynavax Technologies Corp.	1,800	43,362	*
Gilead Sciences Inc.	376	31,208
Radius Health Inc.	1,400	44,842	*
Sage Therapeutics Inc.	1,400	47,012	*
Vertex Pharmaceuticals Inc.	213	19,330	*

Total Biotechnology		331,429

Health Care Equipment & Supplies - 0.2%
Medtronic PLC	608	46,159

Health Care Providers & Services - 0.1%
Brookdale Senior Living Inc.	2,719	44,265	*

Pharmaceuticals - 3.6%
Allergan PLC	600	170,658	*(c)
GlaxoSmithKline PLC, Sponsored ADR	5,500	227,095
Perrigo Co. PLC	1,000	144,580
Teva Pharmaceutical Industries Ltd., Sponsored ADR	5,850	359,658	(c)

Total Pharmaceuticals		901,991

TOTAL HEALTH CARE		1,323,844

INDUSTRIALS - 3.8%
Aerospace & Defense - 0.7%
KLX Inc.	2,471	72,227	*
Triumph Group Inc.	3,509	89,480	(b)

Total Aerospace & Defense		161,707

Airlines - 0.7%
Alaska Air Group Inc.	591	41,606
Virgin America Inc.	4,600	141,910	*

Total Airlines		183,516

Electrical Equipment - 0.0%
SolarCity Corp.	232	8,271	*

Machinery - 1.2%
Crane Co.	1,149	54,876
Kurita Water Industries Ltd.	3,800	81,244	(a)
SKF AB, Class B Shares	6,956	106,444	(a)
SPX Corp.	1,696	15,773
SPX FLOW Inc.	1,999	47,656	*

Total Machinery		305,993

Marine - 0.2%
Kirby Corp.	949	48,067	*

Road & Rail - 0.4%
Avis Budget Group Inc.	1,354	35,570	*(b)
CSX Corp.	3,058	70,395

Total Road & Rail		105,965

Trading Companies & Distributors - 0.6%
Air Lease Corp.	5,500	141,680

TOTAL INDUSTRIALS		955,199

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY		SHARES	VALUE
INFORMATION TECHNOLOGY - 7.1%
Electronic Equipment, Instruments & Components - 0.9%
CDW Corp.		443	$17,034
Ingram Micro Inc., Class A Shares		7,271	205,042

Total Electronic Equipment, Instruments & Components			222,076

Internet Software & Services - 3.7%
Cornerstone OnDemand Inc.		4,000	122,760	*
Cvent Inc.		3,400	89,794	*
LinkedIn Corp., Class A Shares		800	158,328	*
Twitter Inc.		5,100	85,680	*
Yahoo! Inc.		5,778	170,509	*(b)
Yelp Inc.		14,600	305,870	*(c)

Total Internet Software & Services			932,941

IT Services - 0.8%
Atos SE		1,419	112,731	(a)
ITOCHU Techno-Solutions Corp.		5,300	85,709	(a)

Total IT Services			198,440

Semiconductors & Semiconductor Equipment - 0.0%
SunEdison Inc.		150	469	*

Software - 1.1%
Autodesk Inc.		3,500	163,870	*
CDK Global Inc.		466	20,527
MicroStrategy Inc., Class A Shares		600	103,506	*(c)

Total Software			287,903

Technology Hardware, Storage & Peripherals - 0.6%
EMC Corp.		2,685	66,508
Hewlett Packard Enterprise Co.		5,607	77,152

Total Technology Hardware, Storage & Peripherals			143,660

TOTAL INFORMATION TECHNOLOGY			1,785,489

MATERIALS - 2.6%
Chemicals - 1.7%
Arkema SA		1,798	112,483	(a)
Eastman Chemical Co.		2,523	154,433	(b)
FMC Corp.		4,297	153,489	(b)

Total Chemicals			420,405

Containers & Packaging - 0.9%
Owens-Illinois Inc.		17,809	230,449	*(b)

Metals & Mining - 0.0%
Freeport-McMoRan Inc.		1,502	6,909

TOTAL MATERIALS			657,763

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
China Mobile Ltd., Sponsored ADR		314	17,122

TOTAL COMMON STOCKS (Cost - $8,362,619)			7,187,475

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SunEdison Inc. (Cost - $67,418)	6.750%	72	12,024	(a)

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE		SHARES	VALUE
PREFERRED STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
Schaeffler AG	1.625%		5,065	$80,567	(a)

FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	5.570%		103	236	*
Federal Home Loan Mortgage Corp. (FHLMC)	5.900%		99	199	*
Federal National Mortgage Association (FNMA)	0.000%		207	469	*(d)

TOTAL FINANCIALS				904

TOTAL PREFERRED STOCKS (Cost - $90,415)				81,471

			UNITS
STATUTORY TRUST CERTIFICATES - 0.1%
Rescap Liquidating Trust (Cost - $27,609)			2,666	19,942

		MATURITY DATE	FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 1.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts (REITs) - 0.1%
Colony Starwood Homes, Senior Bonds	3.000%	7/1/19	35,000	32,812

INDUSTRIALS - 0.8%
Electrical Equipment - 0.8%
SolarCity Corp., Senior Bonds	1.625%	11/1/19	285,000	189,169	(b)
SolarCity Corp., Senior Notes	2.750%	11/1/18	5,000	4,090

TOTAL INDUSTRIALS				193,259

INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
SunEdison Inc., Senior Bonds	2.000%	10/1/18	15,000	4,350
SunEdison Inc., Senior Notes	0.250%	1/15/20	15,000	3,122	(e)
SunEdison Inc., Senior Notes	2.375%	4/15/22	60,000	13,200	(e)
SunEdison Inc., Senior Notes	2.625%	6/1/23	50,000	11,344	(e)
SunEdison Inc., Senior Notes	3.375%	6/1/25	65,000	14,747	(e)

TOTAL INFORMATION TECHNOLOGY				46,763

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $460,048)				272,834

CORPORATE BONDS & NOTES - 11.9%
CONSUMER DISCRETIONARY - 6.7%
Hotels, Restaurants & Leisure - 2.2%
Caesars Entertainment Operating Co. Inc., Secured Bonds	10.000%	12/15/18	4,967	1,627	*(f)
Caesars Entertainment Operating Co. Inc., Secured Notes	10.000%	12/15/18	325,000	105,625	*(f)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	385,000	280,569	*(f)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	8.500%	2/15/20	5,000	3,775	*(f)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	205,000	152,212	*(f)
Yum! Brands Inc., Senior Bonds	6.875%	11/15/37	25,000	21,750

Total Hotels, Restaurants & Leisure				565,558

Household Durables - 0.1%
APX Group Inc., Senior Secured Notes	6.375%	12/1/19	20,000	19,200

Media - 3.6%
Altice Luxembourg SA, Senior Notes	7.625%	2/15/25	380,000	339,150	(e)

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
iHeartCommunications Inc., Senior Secured Notes	11.250%	3/1/21	130,000		$87,262	(b)
iHeartCommunications Inc., Senior Secured Notes	10.625%	3/15/23	37,000		24,050
Numericable-SFR SAS, Senior Secured Bonds	6.000%	5/15/22	200,000		198,000	(e)
Numericable-SFR SAS, Senior Secured Bonds	6.250%	5/15/24	200,000		196,000	(e)
Radio One Inc., Senior Secured Notes	7.375%	4/15/22	70,000		62,913	(e)

Total Media					907,375

Multiline Retail - 0.1%
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	30,000		22,650	(e)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	5,000		3,200	(e)(g)

Total Multiline Retail					25,850

Specialty Retail - 0.3%
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	105,000		88,987	(e)

Textiles, Apparel & Luxury Goods - 0.4%
Boardriders SA, Senior Notes	8.875%	12/15/17	100,000	EUR	90,645	(h)

TOTAL CONSUMER DISCRETIONARY					1,697,615

CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 1.7%
New Albertsons Inc., Senior Bonds	7.750%	6/15/26	10,000		8,625
New Albertsons Inc., Senior Bonds	7.450%	8/1/29	40,000		32,400
New Albertsons Inc., Senior Bonds	8.700%	5/1/30	10,000		8,925
New Albertsons Inc., Senior Bonds	8.000%	5/1/31	140,000		120,400
New Albertsons Inc., Senior Notes	7.110%	7/22/27	60,000		49,500	(i)
New Albertsons Inc., Senior Notes	7.150%	7/23/27	5,000		4,181	(i)
New Albertsons Inc., Senior Notes	6.570%	2/23/28	210,000		163,275	(i)
New Albertsons Inc., Senior Notes	6.520%	4/10/28	40,000		30,800	(i)

TOTAL CONSUMER STAPLES					418,106

FINANCIALS - 1.8%
Capital Markets - 0.7%
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	345,000		28,721	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	70,000		5,719	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	100,000		8,220	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	200,000		12,696	*(a)
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	100,000		8,345	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	57,000		4,657	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	50,000		4,085	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	124,000		10,131	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	50,000		4,085	*
Lehman Brothers Holdings Inc., Senior Notes	7.875%	5/8/18	700,000	GBP	89,768	*(f)

Total Capital Markets					176,427

Insurance - 1.1%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	261,725		280,700	*(e)(f)

TOTAL FINANCIALS					457,127

INDUSTRIALS - 1.1%
Aerospace & Defense - 1.1%
DynCorp International Inc., Senior Notes	10.375%	7/1/17	380,000		282,150	(e)

INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Riverbed Technology Inc., Senior Notes	8.875%	3/1/23	5,000		4,588	(e)

MATERIALS - 0.3%
Metals & Mining - 0.3%
HudBay Minerals Inc., Senior Notes	9.500%	10/1/20	110,000		68,200	(b)
Thompson Creek Metals Co. Inc., Senior Notes	7.375%	6/1/18	90,000		13,950
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	10,000		1,700

TOTAL MATERIALS					83,850

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Intelsat Luxembourg SA, Senior Bonds	6.750%	6/1/18	85,000	$62,688

TOTAL CORPORATE BONDS & NOTES (Cost - $3,468,236)				3,006,124

MUNICIPAL BONDS - 1.4%
Puerto Rico - 1.4%
Puerto Rico Commonwealth, GO, Public Improvement	5.125%	7/1/37	25,000	15,719	(i)
Puerto Rico Commonwealth, GO, Public Improvement	5.000%	7/1/33	35,000	21,962	(i)
Puerto Rico Commonwealth, GO, Public Improvement	5.125%	7/1/31	5,000	3,144	(i)
Puerto Rico Public Buildings Authority Revenue, GTD Commonwealth, Qualified Zone Academy Bonds - Direct Payment	5.600%	7/1/30	350,000	200,375	(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/37	95,000	56,287	(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/38	5,000	2,963	(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/40	25,000	15,312	(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/36	5,000	2,963	(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/38	30,000	17,775	(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/39	10,000	5,925	(i)

TOTAL MUNICIPAL BONDS (Cost - $413,766)				342,425

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.2%
Dick’s Sporting Goods Inc., Call @ $36.00		3/18/16	16	6,560
Dick’s Sporting Goods Inc., Call @ $40.00		1/20/17	12	5,304
Michael Kors Holdings Ltd., Call @ $60.00		1/20/17	26	2,210
Nordstrom Inc., Call @ $52.50		1/20/17	20	7,750
Restoration Hardware Holdings Inc., Call @ $105.00		1/20/17	8	880
Tiffany & Co., Call @ $85.00		1/20/17	15	2,302
Twitter Inc., Call @ $30.00		1/20/17	39	4,329
U.S. Dollar/Euro, Put @ $1.08		2/5/16	282,000	773
U.S. Dollar/Japanese Yen, Call @ 123.00 JPY		2/15/16	686,700	2,112
Urban Outfitters Inc., Call @ $23.00		1/20/17	19	7,030

TOTAL PURCHASED OPTIONS (Cost - $82,822)				39,250

			WARRANTS
WARRANTS - 0.0%
WL Ross Holding Corp. (Cost - $7,101)		6/11/19	9,034	3,614	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $12,980,034)				10,965,159

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 29.7%
State Street Institutional Investment Trust Treasury Money Market Fund, Premier Class	0.135%	5,482,869	$5,482,869
State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.170%	2,021,821	2,021,821

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,504,690)			7,504,690

TOTAL INVESTMENTS - 73.2% (Cost - $20,484,724#)			18,469,849
Other Assets in Excess of Liabilities - 26.8%			6,749,761

TOTAL NET ASSETS - 100.0%			$25,219,610

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(c)	All or a portion of this security is held by the custodian as collateral for open swap contracts.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	The coupon payment on these securities is currently in default as of January 31, 2016.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(i)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange Traded Fund
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
JPY	— Japanese Yen
SPDR	— Standard & Poor’s Depositary Receipts

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡
COMMON STOCKS - (6.5)%
CONSUMER DISCRETIONARY - (0.3)%
Hotels, Restaurants & Leisure - (0.1)%
Domino’s Pizza Inc.	(30)	$(3,418)
Panera Bread Co., Class A Shares	(12)	(2,328)*
Starbucks Corp.	(74)	(4,497)
Texas Roadhouse Inc.	(69)	(2,541)

Total Hotels, Restaurants & Leisure		(12,784)

Media - (0.1)%
Charter Communications Inc., Class A Shares	(153)	(26,218)*

Multiline Retail - (0.0)%
Dollar Tree Inc.	(36)	(2,928)*
Specialty Retail - (0.1)%
L Brands Inc.	(35)	(3,365)
Ross Stores Inc.	(97)	(5,457)
Staples Inc.	(1,360)	(12,131)
TJX Cos. Inc.	(74)	(5,272)

Total Specialty Retail		(26,225)

TOTAL CONSUMER DISCRETIONARY		(68,155)

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY			SHARES	VALUE
CONSUMER STAPLES - (0.1)%
Food & Staples Retailing - (0.0)%
Kroger Co.			(106)	$(4,114)

Food Products - (0.1)%
Hormel Foods Corp.			(121)	(9,730)

TOTAL CONSUMER STAPLES				(13,844)

EXCHANGE-TRADED FUNDS - (5.5)%
Nomura TOPIX ETF			(16,740)	(207,462	)(a)
SPDR S&P 500 ETF Trust			(1,626)	(315,233)
SPDR S&P Midcap 400 ETF Trust			(1,322)	(317,240)
The Select Sector SPDR Trust - The Energy Select Sector SPDR Fund			(4,371)	(254,567)
Vanguard FTSE Europe ETF			(6,200)	(291,834)

TOTAL EXCHANGE-TRADED FUNDS				(1,386,336)

INDUSTRIALS - (0.2)%
Aerospace & Defense - (0.0)%
Boeing Co.			(37)	(4,445)

Electrical Equipment - (0.2)%
SolarCity Corp.			(1,010)	(36,006	)*

TOTAL INDUSTRIALS				(40,451)

INFORMATION TECHNOLOGY - (0.4)%
Internet Software & Services - (0.4)%
Alibaba Group Holding Ltd., Sponsored ADR			(1,548)	(103,762	)*

Semiconductors & Semiconductor Equipment - (0.0)%
SunEdison Inc.			(3,442)	(10,774	)*

TOTAL INFORMATION TECHNOLOGY				(114,536)

TOTAL COMMON STOCKS (Proceeds - $(1,765,083))				(1,623,322)

	RATE	MATURITY DATE	FACE AMOUNT
CORPORATE BONDS & NOTES - (0.0)%
UTILITIES - (0.0)%
Independent Power and Renewable Electricity Producers - (0.0)%
AES Corp., Senior Notes	8.000%	6/1/20	(5,000)	(5,475)
AES Corp., Senior Notes	7.375%	7/1/21	(5,000)	(5,175)

TOTAL CORPORATE BONDS & NOTES (Proceeds - $(10,642))				(10,650)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(1,775,725))				$(1,633,972)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	January 31, 2016

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Dick’s Sporting Goods Inc., Put	3/18/16	$32.00	16	$720
Dick’s Sporting Goods Inc., Put	1/20/17	30.00	14	2,415
Nordstrom Inc., Put	1/20/17	40.15	24	6,780
Restoration Hardware Holdings Inc., Call	1/20/17	125.00	8	800
Restoration Hardware Holdings Inc., Put	1/20/17	75.00	8	15,336
Restoration Hardware Holdings Inc., Put	1/20/17	65.00	3	3,630
Tiffany & Co., Call	1/20/17	115.00	15	157
Tiffany & Co., Put	1/20/17	65.00	15	13,500
Twitter Inc., Put	1/20/17	23.00	39	31,980
Urban Outfitters Inc., Put	1/20/17	15.00	23	1,898

TOTAL WRITTEN OPTIONS (Premiums received - $51,201)				$77,216

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Permal Alternative Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund seeks to achieve its investment objective by implementing a tactical asset allocation program of alternative strategies overseen by the Fund’s manager, Permal Asset Management LLC (“Permal”), through which the Fund will allocate its assets among a number of alternative investment strategies implemented by multiple investment subadvisers. Permal may also manage Fund assets directly.

The Fund’s assets may be invested in wholly-owned and controlled subsidiaries, each of which will have the same investment objective as the Fund. The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Alternative Select Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary is expected to invest, directly or indirectly through the use of derivatives, in securities and commodity interests, which include commodity futures (including futures on broad-based securities indexes or interest rate futures, options on commodity futures, certain swaps and other investments). This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term Investments†:
Common Stocks:
Consumer Discretionary	$1,678,151	$496,092	—	$2,174,243
Industrials	767,511	187,688	—	955,199
Information Technology	1,587,049	198,440	—	1,785,489
Materials	545,280	112,483	—	657,763
Other Common Stocks	1,614,781	—	—	1,614,781
Convertible Preferred Stocks	—	—	$12,024	12,024
Preferred Stocks:
Consumer Discretionary	—	80,567	—	80,567
Financials	904	—	—	904
Statutory Trust Certificates	19,942	—	—	19,942
Convertible Bonds & Notes	—	272,834	—	272,834
Corporate Bonds & Notes	—	3,006,124	—	3,006,124
Municipal Bonds	—	342,425	—	342,425
Purchased Options	18,403	20,847	—	39,250
Warrants	—	3,614	—	3,614

Total Long-term Investments	$6,232,021	$4,721,114	$12,024	$10,965,159

Short-term Investments†	7,504,690	—	—	7,504,690

Total Investments	$13,736,711	$4,721,114	$12,024	$18,469,849

Other Financial Instruments:
Futures Contracts	$104,677	—	—	$104,677
Forward Foreign Currency Contracts	—	$56,715	—	56,715
OTC Total Return Swaps	—	157,379	—	157,379

Total Other Financial Instruments	$104,677	$214,094	—	$318,771

Total	$13,841,388	$4,935,208	$12,024	$18,788,620

Notes to Consolidated Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Securities Sold Short:
Corporate Bonds & Notes	—	$10,650	—	$10,650
Common Stocks	$1,415,860	207,462	—	1,623,322
Written Options	48,116	29,100	—	77,216
Futures Contracts	59,724	—	—	59,724
Forward Foreign Currency Contracts	—	151,755	—	151,755
OTC Total Return Swaps	—	47,787	—	47,787
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	402	—	402

Total	$1,523,700	$447,156	—	$1,970,856

†	See Consolidated Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

For the period ended January 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2016, securities valued at $1,075,270 and securities sold short valued at $207,462 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$329,763
Gross unrealized depreciation	(2,344,638)

Net unrealized depreciation	$(2,014,875)

At January 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month Bankers Acceptance	6	12/16	$1,062,359	$1,063,887	$1,528
3-Month Euribor	7	3/18	1,891,080	1,899,757	8,677
3-Month Euribor	48	6/18	12,992,298	13,019,754	27,456
90-Day Eurodollar	50	6/18	12,302,162	12,330,000	27,838
90-Day Sterling	38	12/17	6,686,677	6,705,327	18,650
Euro Stoxx 50	10	3/16	350,254	328,023	(22,231)
LME Price Aluminum	1	2/16	36,966	38,019	1,053
LME Price Aluminum	1	3/16	36,500	37,894	1,394
LME Price Aluminum	2	4/16	75,197	75,963	766
Topix Index	1	3/16	129,222	118,862	(10,360)
U.S. Treasury Long-Term Bonds	2	3/16	314,407	322,062	7,655
U.S. Treasury Ultra Long-Term Bonds	1	3/16	158,274	166,187	7,913

					70,339

Contracts to Sell:
Corn	2	3/16	36,523	37,200	(677)
E-Mini NASDAQ 100 Index	1	3/16	84,415	85,260	(845)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
E-mini Nikkei 225 Index	6	3/16	84,302	87,424	(3,122)
E-mini S&P 500 Index	3	3/16	284,250	289,515	(5,265)
Euro Stoxx 50	2	3/16	67,066	65,605	1,461
FTSE 100 Index	1	3/16	83,947	85,594	(1,647)
LME Price Aluminum	1	2/16	37,113	38,019	(906)
LME Price Aluminum	1	3/16	36,671	37,894	(1,223)
LME Price Aluminum	2	4/16	73,321	75,962	(2,641)
Natural Gas	3	2/16	63,620	68,940	(5,320)
RBOB Gasoline	1	2/16	47,165	47,557	(392)
Soybean	1	3/16	43,187	44,112	(925)
WTI Crude	1	2/16	29,450	33,620	(4,170)
Wheat	1	3/16	24,248	23,962	286

					(25,386)

Net unrealized appreciation on open futures contracts					$44,953

At January 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	10,000	JPY	799,019	Deutsche Bank AG	2/5/16	$476
AUD	100,000	JPY	8,301,010	Deutsche Bank AG	2/5/16	2,195
AUD	40,000	JPY	3,331,384	Deutsche Bank AG	2/5/16	787
AUD	40,000	JPY	3,347,432	Deutsche Bank AG	2/5/16	655
AUD	60,000	JPY	5,170,980	Deutsche Bank AG	2/5/16	(256)
AUD	50,000	JPY	4,155,045	Deutsche Bank AG	2/5/16	1,061
AUD	50,000	USD	34,246	Deutsche Bank AG	2/5/16	1,136
AUD	410,000	USD	288,244	Deutsche Bank AG	2/5/16	1,891
AUD	140,000	USD	98,730	Deutsche Bank AG	2/5/16	340
AUD	200,000	USD	142,723	Deutsche Bank AG	2/5/16	(1,194)
AUD	210,000	USD	147,504	Deutsche Bank AG	2/5/16	1,102
CAD	70,000	USD	48,202	Deutsche Bank AG	2/5/16	1,765
CAD	10,000	USD	6,839	Deutsche Bank AG	2/5/16	299
CAD	10,000	USD	7,068	Deutsche Bank AG	2/5/16	71
CAD	20,000	USD	14,199	Deutsche Bank AG	2/5/16	77
EUR	90,000	USD	98,198	Deutsche Bank AG	2/5/16	(694)
EUR	190,000	USD	207,491	Deutsche Bank AG	2/5/16	(1,650)
EUR	177,000	USD	193,479	Deutsche Bank AG	2/5/16	(1,721)
EUR	177,000	USD	193,443	Deutsche Bank AG	2/5/16	(1,686)
EUR	177,000	USD	192,856	Deutsche Bank AG	2/5/16	(1,098)
EUR	370,000	USD	402,909	Deutsche Bank AG	2/5/16	(2,059)
GBP	50,000	USD	71,402	Deutsche Bank AG	2/5/16	(157)
GBP	40,000	USD	56,638	Deutsche Bank AG	2/5/16	358
GBP	30,000	USD	42,340	Deutsche Bank AG	2/5/16	407
GBP	10,000	USD	14,266	Deutsche Bank AG	2/5/16	(17)
JPY	22,595,720	AUD	280,000	Deutsche Bank AG	2/5/16	(11,491)
JPY	813,264	AUD	10,000	Deutsche Bank AG	2/5/16	(359)
JPY	805,538	AUD	10,000	Deutsche Bank AG	2/5/16	(422)
JPY	4,088,930	AUD	50,000	Deutsche Bank AG	2/5/16	(1,606)
JPY	5,680,000	USD	48,509	Deutsche Bank AG	2/5/16	(1,590)
JPY	202,100,000	USD	1,723,249	Deutsche Bank AG	2/5/16	(53,816)
JPY	2,610,000	USD	22,162	Deutsche Bank AG	2/5/16	(603)
JPY	6,130,000	USD	52,550	Deutsche Bank AG	2/5/16	(1,914)
JPY	6,030,000	USD	51,628	Deutsche Bank AG	2/5/16	(1,818)
JPY	9,290,000	USD	78,773	Deutsche Bank AG	2/5/16	(2,034)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

MXN	360,000	USD	19,719	Deutsche Bank AG	2/5/16	127
MXN	100,000	USD	5,422	Deutsche Bank AG	2/5/16	90
MXN	250,000	USD	13,493	Deutsche Bank AG	2/5/16	289
NOK	130,000	USD	14,712	Deutsche Bank AG	2/5/16	262
NOK	150,000	USD	16,910	Deutsche Bank AG	2/5/16	368
NOK	330,000	USD	37,691	Deutsche Bank AG	2/5/16	320
NOK	90,000	USD	10,302	Deutsche Bank AG	2/5/16	65
NOK	20,000	USD	2,290	Deutsche Bank AG	2/5/16	13
NOK	80,000	USD	9,279	Deutsche Bank AG	2/5/16	(64)
NOK	70,000	USD	8,052	Deutsche Bank AG	2/5/16	11
NOK	230,000	USD	26,541	Deutsche Bank AG	2/5/16	(49)
NZD	20,000	USD	12,740	Deutsche Bank AG	2/5/16	209
NZD	60,000	USD	39,280	Deutsche Bank AG	2/5/16	(432)
NZD	10,000	USD	6,455	Deutsche Bank AG	2/5/16	20
NZD	10,000	USD	6,536	Deutsche Bank AG	2/5/16	(61)
PLN	10,000	USD	2,442	Deutsche Bank AG	2/5/16	9
PLN	10,000	USD	2,452	Deutsche Bank AG	2/5/16	(1)
SEK	40,000	USD	4,649	Deutsche Bank AG	2/5/16	12
SEK	140,000	USD	16,470	Deutsche Bank AG	2/5/16	(159)
TRY	80,000	USD	26,493	Deutsche Bank AG	2/5/16	544
TRY	30,000	USD	9,924	Deutsche Bank AG	2/5/16	215
TRY	10,000	USD	3,313	Deutsche Bank AG	2/5/16	67
TRY	60,000	USD	20,157	Deutsche Bank AG	2/5/16	120
TRY	40,000	USD	13,484	Deutsche Bank AG	2/5/16	35
TRY	50,000	USD	16,669	Deutsche Bank AG	2/5/16	229
USD	811,867	AUD	1,180,000	Deutsche Bank AG	2/5/16	(23,157)
USD	48,338	AUD	70,000	Deutsche Bank AG	2/5/16	(1,197)
USD	62,070	AUD	90,000	Deutsche Bank AG	2/5/16	(1,618)
USD	104,013	AUD	150,000	Deutsche Bank AG	2/5/16	(2,134)
USD	351,308	CAD	510,000	Deutsche Bank AG	2/5/16	(12,743)
USD	6,886	CAD	10,000	Deutsche Bank AG	2/5/16	(252)
USD	55,537	CAD	80,000	Deutsche Bank AG	2/5/16	(1,568)
USD	56,504	CAD	80,000	Deutsche Bank AG	2/5/16	(602)
USD	141,732	EUR	130,000	Deutsche Bank AG	2/5/16	893
USD	326,860	EUR	300,000	Deutsche Bank AG	2/5/16	1,846
USD	10,899	EUR	10,000	Deutsche Bank AG	2/5/16	66
USD	314,243	EUR	290,000	Deutsche Bank AG	2/5/16	63
USD	335,497	EUR	310,000	Deutsche Bank AG	2/5/16	(350)
USD	10,843	EUR	10,000	Deutsche Bank AG	2/5/16	9
USD	128,345	EUR	118,000	Deutsche Bank AG	2/5/16	506
USD	642,593	EUR	590,000	Deutsche Bank AG	2/5/16	3,400
USD	119,209	EUR	110,000	Deutsche Bank AG	2/5/16	37
USD	322,146	EUR	295,000	Deutsche Bank AG	2/5/16	2,550
USD	193,031	EUR	177,000	Deutsche Bank AG	2/5/16	1,273
USD	128,723	EUR	118,000	Deutsche Bank AG	2/5/16	884
USD	65,045	EUR	60,000	Deutsche Bank AG	2/5/16	42
USD	844,068	GBP	590,000	Deutsche Bank AG	2/5/16	3,374
USD	71,692	GBP	50,000	Deutsche Bank AG	2/5/16	447
USD	14,287	GBP	10,000	Deutsche Bank AG	2/5/16	38
USD	14,297	GBP	10,000	Deutsche Bank AG	2/5/16	48
USD	325,640	JPY	38,450,000	Deutsche Bank AG	2/5/16	8,027
USD	385,560	JPY	45,790,000	Deutsche Bank AG	2/5/16	7,315
USD	146,035	JPY	17,330,000	Deutsche Bank AG	2/5/16	2,882
USD	570,984	JPY	68,950,000	Deutsche Bank AG	2/5/16	1,428
USD	42,262	JPY	5,000,000	Deutsche Bank AG	2/5/16	960
USD	159,723	MXN	2,910,000	Deutsche Bank AG	2/5/16	(694)
USD	1,648	MXN	30,000	Deutsche Bank AG	2/5/16	(6)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

USD	3,803	MXN	70,000	Deutsche Bank AG	2/5/16	(56)
USD	3,838	MXN	70,000	Deutsche Bank AG	2/5/16	(21)
USD	2,202	MXN	40,000	Deutsche Bank AG	2/5/16	(3)
USD	8,991	NOK	80,000	Deutsche Bank AG	2/5/16	(224)
USD	287,465	NOK	2,550,000	Deutsche Bank AG	2/5/16	(6,250)
USD	6,740	NOK	60,000	Deutsche Bank AG	2/5/16	(171)
USD	25,824	NZD	40,000	Deutsche Bank AG	2/5/16	(75)
USD	122,618	NZD	190,000	Deutsche Bank AG	2/5/16	(402)
USD	25,806	NZD	40,000	Deutsche Bank AG	2/5/16	(93)
USD	32,148	NZD	50,000	Deutsche Bank AG	2/5/16	(226)
USD	19,537	NZD	30,000	Deutsche Bank AG	2/5/16	112
USD	19,333	NZD	30,000	Deutsche Bank AG	2/5/16	(91)
USD	19,416	NZD	30,000	Deutsche Bank AG	2/5/16	(8)
USD	41,354	PLN	170,000	Deutsche Bank AG	2/5/16	(311)
USD	2,425	PLN	10,000	Deutsche Bank AG	2/5/16	(52)
USD	8,169	SEK	70,000	Deutsche Bank AG	2/5/16	14
USD	47,824	SEK	410,000	Deutsche Bank AG	2/5/16	56
USD	9,290	SEK	80,000	Deutsche Bank AG	2/5/16	(31)
USD	2,331	SEK	20,000	Deutsche Bank AG	2/5/16	1
USD	4,674	SEK	40,000	Deutsche Bank AG	2/5/16	14
USD	3,521	SEK	30,000	Deutsche Bank AG	2/5/16	26
USD	3,275	TRY	10,000	Deutsche Bank AG	2/5/16	(105)
USD	111,327	TRY	340,000	Deutsche Bank AG	2/5/16	(3,578)
USD	3,273	TRY	10,000	Deutsche Bank AG	2/5/16	(106)
USD	6,528	TRY	20,000	Deutsche Bank AG	2/5/16	(231)
USD	50,578	ZAR	850,000	Deutsche Bank AG	2/5/16	(2,901)
USD	1,822	ZAR	30,000	Deutsche Bank AG	2/5/16	(65)
ZAR	40,000	USD	2,471	Deutsche Bank AG	2/5/16	45
ZAR	30,000	USD	1,876	Deutsche Bank AG	2/5/16	12
USD	96,261	EUR	88,500	Credit Suisse International	2/29/16	328
BRL	30,000	USD	7,798	Deutsche Bank AG	3/16/16	(395)
BRL	20,000	USD	4,996	Deutsche Bank AG	3/16/16	(60)
BRL	50,000	USD	12,677	Deutsche Bank AG	3/16/16	(337)
BRL	10,000	USD	2,465	Deutsche Bank AG	3/16/16	3
BRL	10,000	USD	2,413	Deutsche Bank AG	3/16/16	55
BRL	20,000	USD	4,871	Deutsche Bank AG	3/16/16	65
BRL	30,000	USD	7,393	Deutsche Bank AG	3/16/16	11
BRL	30,000	USD	7,301	Deutsche Bank AG	3/16/16	103
INR	320,000	USD	4,722	Deutsche Bank AG	3/16/16	(41)
INR	1,150,000	USD	16,964	Deutsche Bank AG	3/16/16	(144)
INR	2,980,000	USD	44,158	Deutsche Bank AG	3/16/16	(572)
INR	3,130,000	USD	46,555	Deutsche Bank AG	3/16/16	(775)
INR	1,400,000	USD	20,869	Deutsche Bank AG	3/16/16	(393)
INR	870,000	USD	12,984	Deutsche Bank AG	3/16/16	(259)
INR	1,060,000	USD	15,840	Deutsche Bank AG	3/16/16	(336)
INR	900,000	USD	13,506	Deutsche Bank AG	3/16/16	(343)
INR	1,750,000	USD	26,169	Deutsche Bank AG	3/16/16	(573)
INR	1,110,000	USD	16,531	Deutsche Bank AG	3/16/16	(296)
INR	560,000	USD	8,322	Deutsche Bank AG	3/16/16	(131)
INR	240,000	USD	3,524	Deutsche Bank AG	3/16/16	(14)
INR	1,190,000	USD	17,430	Deutsche Bank AG	3/16/16	(25)
USD	5,094	BRL	20,000	Deutsche Bank AG	3/16/16	158
USD	12,745	BRL	50,000	Deutsche Bank AG	3/16/16	405
USD	12,495	BRL	50,000	Deutsche Bank AG	3/16/16	155
USD	4,985	BRL	20,000	Deutsche Bank AG	3/16/16	49
USD	2,466	BRL	10,000	Deutsche Bank AG	3/16/16	(2)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

USD	4,990	BRL	20,000	Deutsche Bank AG	3/16/16	54
USD	2,492	BRL	10,000	Deutsche Bank AG	3/16/16	25
USD	4,889	BRL	20,000	Deutsche Bank AG	3/16/16	(47)
USD	2,463	BRL	10,000	Deutsche Bank AG	3/16/16	(5)
USD	9,710	BRL	40,000	Deutsche Bank AG	3/16/16	(162)
USD	2,435	BRL	10,000	Deutsche Bank AG	3/16/16	(33)
USD	2,432	BRL	10,000	Deutsche Bank AG	3/16/16	(36)
USD	2,423	BRL	10,000	Deutsche Bank AG	3/16/16	(45)
USD	2,428	BRL	10,000	Deutsche Bank AG	3/16/16	(40)
USD	4,884	BRL	20,000	Deutsche Bank AG	3/16/16	(52)
USD	2,427	BRL	10,000	Deutsche Bank AG	3/16/16	(41)
USD	4,821	BRL	20,000	Deutsche Bank AG	3/16/16	(115)
USD	2,371	BRL	10,000	Deutsche Bank AG	3/16/16	(97)
USD	17,392	INR	1,180,000	Deutsche Bank AG	3/16/16	133
USD	119,270	INR	8,090,000	Deutsche Bank AG	3/16/16	945
USD	1,623	INR	110,000	Deutsche Bank AG	3/16/16	14
USD	10,467	INR	710,000	Deutsche Bank AG	3/16/16	82
USD	16,032	INR	1,090,000	Deutsche Bank AG	3/16/16	89
USD	9,258	INR	630,000	Deutsche Bank AG	3/16/16	44
USD	5,218	INR	350,000	Deutsche Bank AG	3/16/16	99
USD	6,708	INR	450,000	Deutsche Bank AG	3/16/16	126
USD	33,752	INR	2,270,000	Deutsche Bank AG	3/16/16	551
USD	24,910	INR	1,680,000	Deutsche Bank AG	3/16/16	338
USD	26,056	INR	1,760,000	Deutsche Bank AG	3/16/16	314
USD	4,747	INR	320,000	Deutsche Bank AG	3/16/16	66
USD	14,360	INR	970,000	Deutsche Bank AG	3/16/16	173
USD	3,262	INR	220,000	Deutsche Bank AG	3/16/16	45
USD	16,691	INR	1,130,000	Deutsche Bank AG	3/16/16	163
USD	16,737	INR	1,140,000	Deutsche Bank AG	3/16/16	64
USD	13,192	INR	900,000	Deutsche Bank AG	3/16/16	28
USD	12,469	INR	850,000	Deutsche Bank AG	3/16/16	37
USD	3,641	INR	250,000	Deutsche Bank AG	3/16/16	(16)
USD	13,836	INR	950,000	Deutsche Bank AG	3/16/16	(59)
USD	8,043	INR	550,000	Deutsche Bank AG	3/16/16	(1)
USD	6,565	INR	450,000	Deutsche Bank AG	3/16/16	(16)
USD	6,560	INR	450,000	Deutsche Bank AG	3/16/16	(22)

Total						$(95,040)

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Notes to Consolidated Schedule of Investments (unaudited) (continued)

At January 31, 2016, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2016[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Yum! Brands Inc., 6.250% due 3/15/18)	$5,000	12/20/21	2.486%	1.000% quarterly	$(402)	$(506)	$104

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND	PERIODIC PAYMENTS RECEIVED BY THE FUND	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse Securities (Europe) Ltd.	29,504	EUR	8/10/16	1-Month LIBOR plus 30 basis points	Ryanair Holdings PLC‡	—	$4,350
Credit Suisse Securities (Europe) Ltd.	69,040		6/20/16	1-Month LIBOR plus 30 basis points	MGM Resorts International‡	—	(647)
Credit Suisse Securities (Europe) Ltd.	83,547		6/20/16	1-Month LIBOR plus 30 basis points	Barrick Gold Corp.‡	—	(11,551)
Credit Suisse Securities (Europe) Ltd.	70,001		6/20/16	1-Month LIBOR plus 30 basis points	Ally Financial Inc.‡	—	(20,929)
Credit Suisse Securities (Europe) Ltd.	2,344,557	JPY	12/15/16	Yahoo Japan Corp.‡	1-Month LIBOR plus 50 basis points	—	1,469
Credit Suisse Securities (Europe) Ltd.	77,646		6/20/16	1-Month LIBOR	Berry Plastics Group Inc.‡	—	5,422
Credit Suisse Securities (Europe) Ltd.	17,792		6/20/16	1-Month LIBOR	Sotheby’s‡	—	(4,849)
Credit Suisse Securities (Europe) Ltd.	170,646		6/20/16	1-Month LIBOR plus 30 basis points	Comcast Corp.‡	—	(9,811)
Morgan Stanley Capital Services LLC	1,153,867		2/10/16	Apex R2 basket‡**	USD-Federal Funds-H.15	—	146,138

Total						—	$109,592

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

**	Custom equity basket of securities intended to perform in correlation to the Russell 2000 Index.

Abbreviations used in this table:

EUR	— Euro
JPY	— Japanese Yen

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 23, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: March 23, 2016